INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2021
Income Tax Disclosure [Abstract]
Summary of tax expense	Tax expense is comprised of the following:
	For the years ended September 30,
	2019	2020	2021
Current tax	63	13	31
Deferred tax	—	—	—
	63	13	31

Summary of reconciliation between effective income tax rate and PRC statutory income tax rate

A reconciliation between the effective income tax rate and the PRC statutory income tax rate are as follows:

	For the years ended September 30,
	2019	2020	2021
PRC statutory tax rate	25%	25%	25.0%
Effect of different tax rates of group entities operating in other jurisdictions and preferential tax rates of group entities	—	0.5%	(5.0)%
Tax effect of other expenses that are not deductible in determining taxable profit	(2.4)%	—	(0.9)%
Effect of share-based compensation	—	(0.3)%	(0.7)%
Tax effect of loss on disposal of long-term assets	—	(7.6)%	(2.0)%
Effect of change in valuation allowance	(22.6)%	(17.6)%	(16.4)%
	(0.0)%	(0.0)%	(0.0)%

Summary of principal components of deferred income tax assets

The principal components of the Group’s deferred income tax assets as of September 30, 2020 and 2021 are as follows:

	As of September 30,
	2020	2021
Deferred tax assets:
Net losses carry forwards	268,477	215,193
Impairment loss on long-term assets	263,774	313,668
Allowance of doubtful accounts	—	37,668
Other accrued expenses	21,322	22,746
Deferred rent	53,757	—
Advertising expenses	12,592	12,592
Valuation allowance	(619,922)	(601,867)
	—	—

Summary of movement of valuation allowance

Movement of the valuation allowance is as follows:

Balance as of September 30, 2018	233,191
Addition	105,773
Write off	—
Balance as of September 30, 2019	338,964
Addition	280,958
Write off	—
Balance as of September 30, 2020	619,922
Addition	94,809
Write off	(112,864)
Balance as of September 30, 2021	601,867